Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax liabilities
Income tax and social contribution	R$ 41,764	R$ 9,947	R$ 4,725
Tax on financial transactions	2,821	1,427	3,630
PIS/COFINS	14,419	7,505	4,058
INSS/FGTS	14,069	7,229	4,455
Other taxes	5,333	4,163	1,334
Tax liabilities	R$ 78,406	R$ 30,271	R$ 18,202